Organization - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization Consolidation and Presentation of Financial Statements [Line Items]
Total fee billed	$ 62,477	$ 35,001	$ 31,598
Aggregate carrying amounts of total assets	1,988,280	485,775
Aggregate carrying amounts of total liabilities	1,513,149	406,350
VIEs Without Recourse to the Primary Beneficiaries [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Aggregate carrying amounts of total assets	292,441	171,490
Aggregate carrying amounts of total liabilities	$ 547,753	$ 354,862
Vietnam [Member] | Maximum [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Maximum foreign ownership percentage in companies engaging in online game business	49.00%
Taiwan [Member] | Minimum [Member]
Organization Consolidation and Presentation of Financial Statements [Line Items]
Percentage of direct or indirect shares or capital held	30.00%